Income Taxes	6 Months Ended
Jun. 30, 2022
Income Tax Disclosure [Abstract]
Income Taxes

 Note 8. Income Taxes

      The Company had income tax benefit of $0.4 million for the three-month period ended June 30, 2022, compared to income tax benefit of $4.4 million for the three-month period ended June 30, 2021. The Company had income tax benefit of $0.5 million for the six-month period ended June 30, 2022, compared to income tax benefit of $5.3 million for the six-month period ended June 30, 2021 The Company’s effective tax rate as of June 30, 2022, was primarily impacted by the geographic mix of its earnings and losses, as well as its valuation allowance.